UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
	Washington, DC 20549

			FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number _______811-4258____

Value Line Convertible Fund, Inc.
		(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson

			(Name and address of agent for service

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: 4/30/05________________

Date of reporting period: 7/31/04________________

Item 1: Schedule of Investments.

Value Line Convertible Fund, Inc


 July
31,200
4
Security Description

Shares/Pa
r
 Market
Value
Percen
t of
Total
Net
Assets




CONVERTIBLE BONDS 56.83%



ADVERTISING



Lamar Advertising Co. 2.875%,
12/31/10

250,000

262,187.50
0.63




AEROSPACE/DEFENSE



Alliant Techsystems, Inc. 2.75%,
2/15/24*

350,000

357,000.00
0.86
EDO Corporation 5.25%, 4/15/07

450,000

467,437.50
1.12
L-3 Communications Holdings, Inc. 4%,
9/15/11

500,000

583,125.00
1.40



1,407,562.50

3.38
AIR TRANSPORT



ExpressJet Holdings, Inc. 4.25%,
8/1/23

250,000

230,937.50
0.56
Northwest Airlines Corp. 6.625%,
5/15/23

250,000

197,500.00
0.47



428,437.50

1.03
AUTO & TRUCK



Navistar Financial Corp. 4.75%,
4/1/09

200,000

194,000.00
0.47




BIOTECHNOLOGY



Amgen Inc. Zero Coupon, 3/1/32

200,000

147,500.00
0.35
Invitrogen Corp. 2.25%, 12/15/06

300,000

291,750.00
0.70



439,250.00

1.05
CABLE TV



Liberty Media Corp.  0.75%, 3/30/23

400,000

438,500.00
1.05
Mediacom Communications Corp. 5.25%,
7/1/06

350,000

329,875.00
0.8



768,375.00

1.85
CHEMICAL DIVERSIFIED



3M Company  Zero Coupon, 11/21/32

250,000

225,937.50
0.54




COMPUTER & PERIFERALS



Extreme Networks, Inc.  3.5%,
12/01/06

200,000

191,750.00
0.46




COMPUTER SOFTWARE & SERVICES



Computer Associates International,
Inc. 5%, 3/15/07

100,000

116,500.00
0.28
Digital River, Inc. 1.25%, 1/1/24*

200,000

194,250.00
0.47
DST Systems, Inc. Series "B"  3.625%,
8/15/23

300,000

350,250.00
0.84
Electonics for Imaging, Inc. 1.5%,
6/1/23

150,000

153,187.50
0.37
Veritas Software Corp. 0.25%, 8/1/13*

200,000

189,000.00
0.46



1,003,187.50

2.42
DIVERSIFIED COMPNAY



Danaher Corp. Zero Coupon, 1/22/21

350,000

265,125.00
0.64
Gencorp Inc. 5.75%, 4/15/07

500,000

500,625.00
1.2
Tyco International Group S.A. Series
"A" 2.75%, 1/15/18

750,000

1,065,000.00
2.56



1,830,750.00

4.40
DRUG



ALZA Corp. Zero Coupon, 7/28/20

200,000

152,750.00
0.37
Cephalon, Inc. 2.5%, 12/15/06

450,000

441,000.00
1.06
Teva Pharmaceutical Finance II, LLC



  Series "B"  0.25%, 2/1/24

400,000

395,500.00
0.95



989,250.00

2.38
ELECTRICAL EQUIPMENT



Corning Incorporated 3.5%, 11/1/08

150,000

201,000.00
0.48




ELECTRONICS



Avnet, Inc. 2%, 3/15/34

200,000

191,000.00
0.46
Harris Corp. 3.5%, 8/15/22

300,000

369,375.00
0.89



560,375.00

1.35
ENTERTAINMENT



Disney (Walt) Co. 2.125%, 4/15/23

450,000

464,625.00
1.12
Liberty Media Corp. (convertible into
Viacom, Inc



  Class "B" common) 3.25%, 3/15/31

350,000

309,312.50
0.74



309,312.50

1.86




FINANCIAL SERVICES



AmeriCredit Corp. 1.75%, 11/15/23*

350,000

422,187.50
1.01
Cendant Corp. 3.875%, 11/27/11

450,000

466,875.00
1.12
Countrywide Credit Industries, Inc.



   Zero Coupon, 2/8/31

150,000

252,750.00
0.61
IOS Capital LLC 5%, 5/1/07*

350,000

362,687.50
0.87
Loews Corp. 3.125%, 9/15/07

400,000

387,000.00
0.94
Providian Financial Corp. 2.75%,
3/15/16

250,000

270,625.00
0.65
Radian Group, Inc. 2.25%, 1/1/22

350,000

353,062.50
0.85



2,515,187.50

6.05
GROCERY



Whole Foods Market, Inc. Zero Coupon,
3/2/18

250,000

219,687.50
0.53




HOME BUILDING



Lennar Corp. Zero Coupon, 4/4/21

300,000

191,625.00
0.46




HOTEL/GAMING



Host Marriott, L.P. 3.25%, 4/15/24*

400,000

396,500.00
0.95
International Game Technology Zero
Coupon 1/29/33

300,000

222,375.00
0.53
Starwood Hotels & Resorts Worldwide,
Inc. 3.5%, 5/16/23

400,000

429,500.00
1.03



1,048,375.00

2.51




HOUSEHOLD PRODUCTS



Church & Dwight Co., Inc. 5.25%,
8/15/33

250,000

299,375.00
0.72




INFORMATION SERVICES



Getty Images, Inc. 0.5%, 6/9/23

250,000

302,187.50
0.73




INSURANCE PROPERTY (CASUALTY)



American Financial Group, Inc.
1.4861% to 6/2/08



   Zero Coupon thereafter, 6/2/33

500,000

208,750.00
0.5
Ohio Casualty Corp. 5%, 3/19/22

350,000

362,250.00
0.87



571,000.00

1.37
INTERNET



priceline.com, Inc. 1%, 8/1/10

150,000

134,437.50
0.32




MACHINERY



AGCO Corp. 1.75%, 12/31/33*

150,000

167,812.50
0.41




MEDICAL SERVICES



Community Health Systems, Inc. 4.25%,
10/15/08

250,000

255,000.00
0.61
Health Management Associates, Inc.



   Zero Coupon, 1/28/22

250,000

217,812.50
0.52
LifePoint Hospitals, Inc. 4.5%,
6/1/09

200,000

200,750.00
0.48
Quest Diagnostics, Inc. 1.75%,
11/30/21

300,000

311,625.00
0.75



985,187.50
2.36
MEDICAL SUPPLIES



AmeriSource Health Corp. 5%, 12/1/07

150,000

165,562.50
0.4
Apogent Technologies Inc. 2.25%,
10/15/21

250,000

278,750.00
0.67
Connetics Corp. 2.25%, 5/30/08

150,000

205,687.50
0.49
Medtronic, Inc. 1.25%, 9/15/21

450,000

457,875.00
1.1
ResMed Inc. 4%, 6/20/06

250,000

261,562.50
0.63



1,369,437.50

3.29
METAL FABRICATING



Maverick Tube Corp. 4%, 6/15/33

250,000

328,437.50
0.79




METALS & MINING



Freeport McMoRan Copper & Gold  7%,
2/11/11

200,000

290,250.00
0.70




OILFIELD SERVICES/EQUIPMENT



Haliburton Co. 3.125%, 7/15/23

300,000

330,000.00
0.79
Schlumberger Ltd. Series "A"  1.5%,
6/1/23

400,000

429,000.00
1.03



759,000.00

1.82
POWER INDUSTRY



Headwaters Inc. 2.875%, 6/1/16

400,000

467,500.00
1.12




PRECISION INSTRUMENT



Agilent Technologies, Inc. 3%,
12/1/21

500,000

508,750.00
1.22




RECREATION



Carnival Corp. 2%, 4/15/21

400,000

518,000.00
1.25
Royal Caribbean Cruises Ltd. Zero
Coupon, 5/18/21

550,000

380,187.50
0.91



898,187.50

2.16
RETAIL BUILDING SUPPLY



Lowe's Companies, Inc. 0.861%,
10/19/21

250,000

241,250.00
0.58




RETAIL-SPECIAL LINES



Best Buy Co., Inc. 2.25%, 1/15/22

300,000

307,125.00
0.74
Charming Shoppes, Inc. 4.75%, 6/1/12

250,000

266,875.00
0.64
Gap, Inc. (The) 5.75%, 3/15/09

250,000

364,062.50
0.88
School Specialty, Inc. 6%, 8/1/08

200,000

216,500.00
0.52
TJX Companies, Inc. (The) Zero Coupon, 2/13/21
      150,000

127,500.00
0.31



1,282,062.50

3.09
RETAIL STORE



Costco Companies, Inc. Zero Coupon,
8/19/17

300,000

277,875.00
0.67
Penney (J.C.) Co., Inc. 5%, 10/15/08

350,000

495,250.00
1.19



773,125.00

1.86
SECURITIES BROKERAGE



Legg Mason, Inc. Zero Coupon, 6/6/31

150,000

95,062.50
0.23




SEMICONDUCTOR



Advanced Micro Devices, Inc. 4.75%,
2/1/22

150,000

142,125.00
0.34
Bell Mictoproducts Inc. 3.75%,
3/5/24*

200,000

183,250.00
0.44
International Rectifier Corp. 4.25%,
7/15/07

250,000

245,312.50
0.59
Micron Technology, Inc. 2.5%, 2/1/10

150,000

196,687.50
0.47
TranSwitch Corp. 4.5%, 9/12/05

15,000

11,775.00
0.03



779,150.00

1.87
SEMI-CONDUCTOR/CAP EQUIPMENT



Cymer, Inc. 3.5%, 2/15/09

150,000

141,000.00
0.34




TOTAL CONVERTIBLE BONDS



(Cost $23,097,253)


22,851,025.0
0

56.83




CONVERTIBLE PREFFERED  22.93%



AEROSPACE/DEFENSE



Northrop Gruman Corp. 7.25%, Pfd.

4,000

420,000.00
1.01
AUTO & TRUCK



Ford Motor Company Capital Trust II,
6.5%, Pfd.

13,000

694,850.00
1.67
General Motors Corp  6.25%, Series
"C" Pfd.

5,000

140,600.00
0.34



835,450.00

2.01
BANK



Commerce Capital Trust II, 5.95%,
Pfd.

2,000

111,750.00
0.27




BEVERAGE-ALCOHOLIC



Constellation Brands, Inc. 5.75%,
Series "A" Pfd.

2,000

65,700.00
0.16




ELECTRICAL UTILITY



FPL Group, Inc. 8.5%, Pfd.

5,000

283,600.00
0.68




ELECTRONICS



Poineer - Standard Financial Trust
6.75%, Pfd.

6,000

312,750.00
0.75




FINANCIAL SERVICES-DIVERSIFIED



Capital One Financial Corp. 6.25%,
Pfd.

5,000

257,100.00
0.62
Cendant Corp. 7.75%, Pfd.

3,000

148,050.00
0.35
Hartford Financial Services Group,
Inc. (The) 7%, Pfd.

7,000

442,260.00
1.06



847,410.00

2.03
HOTEL/GAMING



Host Marriott Financial Trust  6.75%,
Pfd.

6,000

306,480.00
0.74




INSURANCE



Prudential Financial, Inc. 6.75%,
Pfd.

4,200

294,588.00
0.71




INSURANCE PROPERTY-CASUALTY



Chubb Corporation (The) 7% Pfd.

6,000

165,540.00
0.40
Travelers Property Casualty Corp.
4.5%, Pfd.

15,000

345,000.00
0.83



510,540.00

1.23
MACHINERY



Cummins Corporation Capital Trust I
7%, Pfd.

6,000

467,250.00
1.12
United Rentals Trust I 6.5%, Pfd.

5,000

221,250.00
0.53



688,500.00

1.65
MEDICAL SERVICES



Anthem, Inc. 6%, Pfd.

5,000

478,300.00
1.15




MEDICAL SUPPLIES



Baxter International, Inc. 7%, Pfd.

3,000

154,350.00
0.37




NATURAL GAS-DIVERSIFIED



Callon Petroleum Co. 2.125%, Series
"A" Pfd.

5,000

153,750.00
0.37
Williams Companies, Inc. (The) 5.5%,
Pfd.

2,000

143,000.00
0.34



296,750.00

0.71
OFFICE EQUIPMENT & SUPPLIES



Xerox Corp. 6.25%, Series "C" Pfd.

3,000

381,375.00
0.92




OILFIELD SERVICES-EQUIPMENT



Teekay Shipping Corp. 7.25%, Pfd.

4,000

186,880.00
0.45




PAPER & FOREST PRODUCTS



Boise Cascade Corp. 7.5%, Pfd.

2,000

96,700.00
0.23
Temple-Inland, Inc. 7.5%, Pfd.

5,000

290,450.00
0.70



387,150.00

0.93
PETROLEUM-PRODUCING



Chesapeake Energy Corp. 5%, Series
"B" Pfd.

250

28,500.00
0.07
Chesapeake Energy Corp. 4.125%, Pfd.

250

276,875.00
0.66



305,375.00

0.73
PETROLEUM-INTEGRATED



Amerada Hess Corp. 7%, Pfd.

5,000

377,500.00
0.91
Kerr-McGee Corp. 5.5%, Pfd.

5,000

294,650.00
0.71
Valero Energy Corp. 2%, Pfd.

6,000

226,578.00
0.54



898,728.00

2.16
PHARMACY



Omnicare, Inc. 4%, Series "A" Pfd.

5,000

240,000.00
0.58




POWER INDUSTRY



AES Trust III 6.75%, Pfd.

5,000

212,400.00
0.51




SEMICONDUCTOR



Motorola, Inc. 7%, Pfd.

5,000

229,650.00
0.55




STEEL



United StatesSteel Corp. 7% Series
"B" Pfd.

2,000

252,500.00
0.61




TELECOMMUNICATIONS EQUIPMENT



Lucent Technologies Capital Trust I
7.75%, Pfd.

300

327,543.00
0.79




TELECOMMUNICATIONS SERVICES



ALLTEL Corp. 7.75%, Pfd.

6,000

300,600.00
0.72




THIRFT



Washington Mutual Capital Trust I
5.375%, Pfd.

4,000

214,000.00
0.51




TOTAL CONVERTIBLE PREFERRED



(Cost $9,124,767)


9,542,369.00

22.93




Common Stock  9.86%



BEVERAGE



Coca-Cola Bottling Company (The)

2,000

87,720.00
0.21
Cott Corp.

2,000

55,960.00
0.13



143,680.00

0.34
CHEMICAL



Du Pont (E.I) De Nemours & Co., Inc.

2,000

85,740.00
0.21




COMPUTER & PERIFERALS



Dell Inc.

2,000

70,940.00
0.17




COMPUTER SOFTWARE SERVICES



Affiliated Computer Services, Inc.

2,000

103,800.00
0.25
Fiserv, Inc.

2,000

68,520.00
0.17
Symantec Corp.

2,000

93,520.00
0.22
Transaction Systems Architects, Inc.
Class "A"

2,000

34,200.00
0.08



300,040.00

0.72
DIVERSIFIED



American Standard Co., Inc.

2,000

75,780.00
0.18
Fortune Brands, Inc.

2,000

144,360.00
0.35



220,140.00

0.53
DRUG



Gilead Sciences, Inc.

1,000

64,640.00
0.16
Pfizer, Inc.

2,000

63,920.00
0.15



128,560.00

0.31
EDUCATIONAL SERVICES



Apollo Group, Inc. Class "A"

1,000

83,550.00
0.20




ELECTRICAL EQUIPMENT



Rockwell Automation, Inc.

3,000

112,230.00
0.27
Thomas & Betts Corp.

2,000

52,600.00
0.13



164,830.00

0.40
FINANCIAL SERVICES



American International Group, Inc.

3,000

211,950.00
0.51
Citigroup, Inc.

2,000

88,180.00
0.21
MBNA Corp.

3,000

74,070.00
0.18



374,200.00

0.90
FOOD PROCESSING



Dean Foods Co.

2,082

76,992.36
0.19




HEALTH CARE INFO SYSTEMS



eResearch Technology, Inc.

2,000

49,820.00
0.12




HUMAN RESOURCES



Korn/Ferry International

2,000

35,660.00
0.09




INDUSTRIAL SERVICES



Navigant Consulting, Inc.

2,000

41,900.00
0.10




INTERNET



Yahoo! Inc.

2,000

61,600.00
0.15




MACHINERY



Ingersoll-Rand Company Ltd.

2,000

137,380.00
0.33




MEDICAL SERVICES



Aetna Inc.

2,000

171,600.00
0.41
PacificCare Health Systems, Inc.

1,000

30,570.00
0.07
Quest Diagnostics, Inc.

2,000

164,160.00
0.40



366,330.00

0.88
MEDICAL SUPPLIES



Fisher Scientific International, Inc.

1,000

58,200.00
0.14
Medtronic, Inc.

2,000

99,340.00
0.24
Zimmer Holdings, Inc.

2,000

152,620.00
0.37



310,160.00

0.75
METALS & MINING



Phelps Dodge Corp.

1,000

77,940.00
0.19




PAPER & FOREST PRODUCTS



Georgia-Pacific Corp

2,000

67,200.00
0.16




PETROLEUM/PRODUCING



Anadarko Petroleum Corp.

3,000

179,370.00
0.43
Apache Corp.

2,000

93,060.00
0.22



272,430.00

0.65
PHARMACY



Walgreen Co.

2,000

72,800.00
0.17
R.E.I.T.



General Growth Properties, Inc.

4,000

120,320.00
0.29
Pengrowth Energy Trust

2,000

29,900.00
0.07
Simon Property Group, Inc.

2,533

130,728.13
0.31
SL Green Realty Corp.

3,000

147,300.00
0.35



428,248.13

1.02
RAILROAD



Norfolk Southern Corp.

3,000

80,070.00
0.19




SECURITIES BROKERAGE



Lehman Brothers Holdings, Inc.

2,000

140,200.00
0.34




TELECOM EQUIPMENT



Andrew Corp.

2,000

21,700.00
0.05
Cisco Systems, Inc.

4,000

83,440.00
0.2
Juniper Networks, Inc.

2,000

45,920.00
0.11



151,060.00

0.36
RETAIL AUTOMOTIVE



Advance Auto Parts, Inc.

2,000

74,240.00
0.18




TOILETRIES/COSMETICS



Avon Products, Inc.

2,000

86,020.00
0.21




TOTAL COMMON STOCK



(Cost $3,999,443)


4,101,730.49

9.86




TOTAL INVESTMENT SECURITIES (89.62%)



(Cost $36,221,463)


37,288,186.9
9
89.62





Principal


Repurchase Agreement 9.62%
Amount


  (including accrued interest)







Collateralized by $2,240,000 U.S. Treasury Notes 6 1/5%
   2,300,000


due 5/15/05, with a value of $2,348,820 (with Morgan Stanly,



1.27%, dated 7/30/04, due 8/2/04, delivery value $2,300,081)

   2,300,081.00





Collateralized by 1,518,000 U.S. Treasury Notes 6 1/4%
   1,700,000


due 5/15/30, with a value of $1,739,678 (with UBS Warburg



LLC, 1.3%, dated 7/30/04, due 8/2/04, delivery value $1,700,061)

   1,700,061.00





Total Repurchase Agreements (Cost $4,000,142)

   4,000,142.00
9.62












CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.76%)

     316,404.21
0.76




NET ASSETS (100.0%)


41,604,733.2
0
100.0




NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER



OUTSTANDING SHARE



  (41,604,733 / 3,723,364 shares outstanding)

             11.17









* Pursuant to Rule 144A under the Securities Act of 1933.



  this security can only be sold to qualified intitutional investors






Item 2. Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	 Exhibits:
(a) Certifications of principal executive officer and Principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	________________________________
	Jean B. Buttner, President

Date: 	________________________

Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:____________________________
Jean B. Buttner, President,
Principal Executive Officer

By:_________________________________
David T. Henigson, Vice President,
Treasurer, Principal Financial Officer

Date:	_______________________